Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below sets forth executive compensation and financial performance disclosures required in accordance with SEC rules. Executive CAP is calculated as prescribed under SEC rules and does not represent compensation in addition to what is disclosed under the section “— Compensation of Directors and Executive Officers” above.

Compensation Actually Paid Table
Year	Summary Compensation Table Total for Current PEO	Compensation Actually Paid to Current PEO	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income	Adjusted Non- GAAP Organic Net Income
							Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,742,180	($1,120,813)	N/A	N/A	$2,344,024	($937,105)	$140.91	$100.82	$642,234,000	$707,035,000
2022	$9,409,550	$10,833,283	N/A	N/A	$2,694,092	$2,823,562	$146.62	$109.38	$707,755,000	$725,192,000
2021	$8,653,559	$19,061,746	N/A	N/A	$2,443,255	$4,095,176	$159.47	$163.56	$692,843,000	$694,658,000
2020	$5,713,517	$6,977,473	$12,232,506	($5,656,107)	$1,919,848	$356,273	$105.89	$132.80	$521,571,000	$565,101,000

(b)
Represents the total from the Summary Compensation Table in each applicable year for Dr. Batra, who has served as the Company’s President and CEO effective September 1, 2020, and Mr. Christopher J. O’Connell, who transitioned from his position as President and CEO of the Company on September 1, 2020 and served as a senior advisor until December 31, 2020.

(c)
Represents the amount of CAP to Dr. Batra and Mr. O’Connell, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Batra or Mr. O’Connell during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to Dr. Batra’s or Mr. O’Connell’s compensation. See reconciliation below for adjustments made to the Summary Compensation Table to determine CAP for the relevant year.

(d)
Represents the average of the total from the Summary Compensation Table in each applicable year for other named executive officers as a group, other than the principal executive officers (Dr. Batra and Mr. O’Connell). The other named executive officers (excluding Dr. Batra and Mr. O’Connell) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023, Amol Chaubal, Jianqing Y. Bennett and Jonathan M. Pratt; (ii) for 2022, Amol Chaubal, Jianqing Y. Bennett, Jonathan M. Pratt and Keeley A. Aleman; (iii) for 2021, Amol Chaubal, Jianqing Y. Bennett, Belinda G. Hyde, Jonathan M. Pratt and Michael F. Silveira; and (iv) for 2020, Sherry L. Buck, Michael C. Harrington, Ian S. King and Jonathan M. Pratt.

(e)
Represents the average amount of CAP to the other named executive officers as a group (excluding Dr. Batra and Mr. O’Connell), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other named executive officers as a group (excluding Dr. Batra and Mr. O’Connell) during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the other named executive officers. See reconciliation below for adjustments made to the Summary Compensation Table to determine CAP for the relevant year.

(f)
Represents the cumulative total return on $100 invested in the Company’s common stock as of December 31, 2019 (the last day of public trading of the Company’s common stock in fiscal year 2019) through the last day of public trading of the Company’s common stock in the applicable fiscal year for which the cumulative total return is reported on the same basis as is used in Item 201(e) of Regulation
S-K.
The Company has not paid any dividends since its IPO.

(g)
Represents the weighted cumulative total return on $100 invested as of December 31, 2019 (the last day of public trading in fiscal year 2019) through the last day of public trading in the applicable fiscal year for which the cumulative total return is reported on the same basis as is used in Item 201(e) of Regulation
S-K,
weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the SIC Code 3826 Index – Laboratory Analytical Instruments. The return of this index is calculated assuming reinvestment of dividends during the period presented.

(h)	Represents GAAP net income as disclosed in the Waters Corporation Annual Report on Form 10-K for the years ended December 31, 2023, 2022, 2021, and 2020, as applicable.

(i)
Represents adjusted
non-GAAP
organic net income, which is a financial measure that is not prepared in accordance with GAAP. Appendix A to this Proxy Statement defines this and other adjusted non-GAAP
financial measures and reconciles them to the most directly comparable historical GAAP financial measures.

Company Selected Measure Name	adjusted non-GAAP organic net income
Named Executive Officers, Footnote	(i) for 2023, Amol Chaubal, Jianqing Y. Bennett and Jonathan M. Pratt; (ii) for 2022, Amol Chaubal, Jianqing Y. Bennett, Jonathan M. Pratt and Keeley A. Aleman; (iii) for 2021, Amol Chaubal, Jianqing Y. Bennett, Belinda G. Hyde, Jonathan M. Pratt and Michael F. Silveira; and (iv) for 2020, Sherry L. Buck, Michael C. Harrington, Ian S. King and Jonathan M. Pratt.
Peer Group Issuers, Footnote	Represents the weighted cumulative total return on $100 invested as of December 31, 2019 (the last day of public trading in fiscal year 2019) through the last day of public trading in the applicable fiscal year for which the cumulative total return is reported on the same basis as is used in Item 201(e) of Regulation
S-K,
	weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the SIC Code 3826 Index – Laboratory Analytical Instruments. The return of this index is calculated assuming reinvestment of dividends during the period presented.
Adjustment To PEO Compensation, Footnote
The table below summarizes the reconciliation of compensation from the Summary Compensation Table above to compensation actually paid as calculated under SEC rules. The valuation assumptions used to calculate the fair values of options, RSUs and PSUs include the stock price as of the applicable measuring date and, in the case of PSUs, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Otherwise, the assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date. The Company does not have a pension plan or equity awards that vest in the same year they are granted.

Reconciliation of Summary Compensation Table to Compensation Actually Paid Table
Executive Officer	Year	Summary Compensation Table Total	Reported Grant Date Value of Equity Awards	Year End Fair Value of Equity Awards Granted During the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	Amount Deducted for Forfeitures	Compensation Actually Paid
		(a)	(b)	(c)	(d)	(e)	(f)	(g)
Current PEO	2023	$8,742,180	($7,575,236)	$4,113,582	($845,547)	($5,555,792)	—	($1,120,813)
	2022	$9,409,550	($6,294,800)	$8,396,507	($859,208)	$181,234	—	$10,833,283
	2021	$8,653,559	($5,285,282)	$10,507,886	$1,581,675	$3,603,908	—	$19,061,746
	2020	$5,713,517	($4,999,866)	$6,263,822	—	—	—	$6,977,473
Former PEO	2020	$12,232,506	($6,134,183)	—	($697,354)	—	($11,057,076)	($5,656,107)
Average for Non-PEO NEOs	2023	$2,344,024	($1,710,443)	$638,557	($209,848)	($404,372)	($1,595,023)	($937,105)
	2022	$2,694,092	($1,510,829)	$1,962,571	($174,706)	($147,566)	—	$2,823,562
	2021	$2,443,255	($1,384,327)	$2,306,695	$49,978	$679,575	—	$4,095,176
	2020	$1,919,848	($1,269,585)	$952,400	($69,516)	($220,479)	($956,395)	$356,273

(a)	Represents the total from the Summary Compensation Table in each applicable year.

(b)	The grant date fair value of equity awards represents the total amounts reported in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the applicable year.

(c)
Represents the
year-end
fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year. Amounts included in this column, with respect to PSUs, represent the probability of achievement at each valuation date.

(d)
Represents the fair value of equity awards that vested during the applicable year on the date of vesting as compared with the fair value at the beginning of the applicable fiscal year. Amounts included in this column, with respect to PSUs, represent the probability of achievement at each valuation date.

(e)
Represents the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. Amounts included in this column, with respect to PSUs, represent the probability of achievement at each valuation date.

(f)
Represents the fair value of equity awards forfeited during the applicable year as recomputed in accordance with FASB ASC Topic 718 on the date of forfeiture as compared with the fair value at the beginning of the applicable fiscal year.

(g)	Represents the total CAP from the Compensation Actually Paid Table.

Non-PEO NEO Average Total Compensation Amount	$ 2,344,024	$ 2,694,092	$ 2,443,255	$ 1,919,848
Non-PEO NEO Average Compensation Actually Paid Amount	$ (937,105)	2,823,562	4,095,176	356,273
Adjustment to Non-PEO NEO Compensation Footnote
The table below summarizes the reconciliation of compensation from the Summary Compensation Table above to compensation actually paid as calculated under SEC rules. The valuation assumptions used to calculate the fair values of options, RSUs and PSUs include the stock price as of the applicable measuring date and, in the case of PSUs, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Otherwise, the assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date. The Company does not have a pension plan or equity awards that vest in the same year they are granted.

Reconciliation of Summary Compensation Table to Compensation Actually Paid Table
Executive Officer	Year	Summary Compensation Table Total	Reported Grant Date Value of Equity Awards	Year End Fair Value of Equity Awards Granted During the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years	Amount Deducted for Forfeitures	Compensation Actually Paid
		(a)	(b)	(c)	(d)	(e)	(f)	(g)
Current PEO	2023	$8,742,180	($7,575,236)	$4,113,582	($845,547)	($5,555,792)	—	($1,120,813)
	2022	$9,409,550	($6,294,800)	$8,396,507	($859,208)	$181,234	—	$10,833,283
	2021	$8,653,559	($5,285,282)	$10,507,886	$1,581,675	$3,603,908	—	$19,061,746
	2020	$5,713,517	($4,999,866)	$6,263,822	—	—	—	$6,977,473
Former PEO	2020	$12,232,506	($6,134,183)	—	($697,354)	—	($11,057,076)	($5,656,107)
Average for Non-PEO NEOs	2023	$2,344,024	($1,710,443)	$638,557	($209,848)	($404,372)	($1,595,023)	($937,105)
	2022	$2,694,092	($1,510,829)	$1,962,571	($174,706)	($147,566)	—	$2,823,562
	2021	$2,443,255	($1,384,327)	$2,306,695	$49,978	$679,575	—	$4,095,176
	2020	$1,919,848	($1,269,585)	$952,400	($69,516)	($220,479)	($956,395)	$356,273

(a)	Represents the total from the Summary Compensation Table in each applicable year.

(b)	The grant date fair value of equity awards represents the total amounts reported in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the applicable year.

(c)
Represents the
year-end
fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year. Amounts included in this column, with respect to PSUs, represent the probability of achievement at each valuation date.

(d)
Represents the fair value of equity awards that vested during the applicable year on the date of vesting as compared with the fair value at the beginning of the applicable fiscal year. Amounts included in this column, with respect to PSUs, represent the probability of achievement at each valuation date.

(e)
Represents the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. Amounts included in this column, with respect to PSUs, represent the probability of achievement at each valuation date.

(f)
Represents the fair value of equity awards forfeited during the applicable year as recomputed in accordance with FASB ASC Topic 718 on the date of forfeiture as compared with the fair value at the beginning of the applicable fiscal year.

(g)	Represents the total CAP from the Compensation Actually Paid Table.

Compensation Actually Paid vs. Total Shareholder Return	The following graph compares CAP to the Company’s TSR, the peer group TSR and GAAP and adjusted non-GAAP organic net income for the years ended December 31, 2023, 2022, 2021 and 2020.
Compensation Actually Paid vs. Net Income	The following graph compares CAP to the Company’s TSR, the peer group TSR and GAAP and adjusted non-GAAP organic net income for the years ended December 31, 2023, 2022, 2021 and 2020.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares CAP to the Company’s TSR, the peer group TSR and GAAP and adjusted non-GAAP organic net income for the years ended December 31, 2023, 2022, 2021 and 2020.
Total Shareholder Return Vs Peer Group	The following graph compares CAP to the Company’s TSR, the peer group TSR and GAAP and adjusted non-GAAP organic net income for the years ended December 31, 2023, 2022, 2021 and 2020.
Tabular List, Table

Most Important Measures for Determining Named Executive Officer Performance-Based Pay

Adjusted non-GAAP constant currency revenue

Adjusted non-GAAP net income

Relative total shareholder return

Total Shareholder Return Amount	$ 140.91	146.62	159.47	105.89
Peer Group Total Shareholder Return Amount	100.82	109.38	163.56	132.8
Net Income (Loss)	$ 642,234,000	$ 707,755,000	$ 692,843,000	$ 521,571,000
Company Selected Measure Amount	707,035,000	725,192,000	694,658,000	565,101,000
The Cumulative Total Return of the Companys Common Stock	141.00%
The Cumulative Total Return of the Peer Group Common Stock	101.00%
Equity Awards Granted Vest Over a Period for RSUs	5 years
Equity Awards Granted Vest After a Period for PSUs	3 years
Percentage of AIP Annual Target of Direct Compensation Minimum	14.00%
Percentage of AIP Annual Target of Direct Compensation Maximum	20.00%
Non GAAP Net Income Metric Weighting	50.00%
Percentage of Long term Equity Incentives including Annual Target	more than 50%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted non-GAAP constant currency revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted non-GAAP net income
Non-GAAP Measure Description	Represents adjusted
non-GAAP
organic net income, which is a financial measure that is not prepared in accordance with GAAP. Appendix A to this Proxy Statement defines this and other adjusted non-GAAP
	financial measures and reconciles them to the most directly comparable historical GAAP financial measures.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
Dr. Batra [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,742,180	$ 9,409,550	$ 8,653,559	$ 5,713,517
PEO Actually Paid Compensation Amount	$ (1,120,813)	10,833,283	19,061,746	6,977,473
PEO Name	Dr. Batra
Mr. Christopher J. OConnell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				12,232,506
PEO Actually Paid Compensation Amount				(5,656,107)
PEO Name	Mr. Christopher J. O’Connell
PEO
Pay vs Performance Disclosure
Approximate Performance Based Pay	89.00%
PEO | Dr. Batra [Member] | Reported Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,575,236)	(6,294,800)	(5,285,282)	(4,999,866)
PEO | Dr. Batra [Member] | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,113,582	8,396,507	10,507,886	6,263,822
PEO | Dr. Batra [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(845,547)	(859,208)	1,581,675	0
PEO | Dr. Batra [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,555,792)	181,234	3,603,908	0
PEO | Dr. Batra [Member] | Amount Deducted for Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Mr. Christopher J. OConnell [Member] | Reported Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,134,183)
PEO | Mr. Christopher J. OConnell [Member] | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Christopher J. OConnell [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(697,354)
PEO | Mr. Christopher J. OConnell [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Christopher J. OConnell [Member] | Amount Deducted for Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(11,057,076)
Non-PEO NEO
Pay vs Performance Disclosure
Approximate Performance Based Pay	78.00%
Non-PEO NEO | Reported Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,710,443)	(1,510,829)	(1,384,327)	(1,269,585)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,557	1,962,571	2,306,695	952,400
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,848)	(174,706)	49,978	(69,516)
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(404,372)	(147,566)	679,575	(220,479)
Non-PEO NEO | Amount Deducted for Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,595,023)	$ 0	$ 0	$ (956,395)